UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street
         Suite 200
         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Franklin, TN     August 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $1,121,770 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111    49951  1226700 SH       SOLE                        0        0  1226700
ALLIANCE DATA SYSTEMS CORP     COM              018581108    20290   358800 SH       SOLE                        0        0   358800
ALPHA NATURAL RESOURCES INC    COM              02076X102    13881   133100 SH       SOLE                        0        0   133100
APPLE INC                      COM              037833100    66197   395350 SH       SOLE                        0        0   395350
CB RICHARD ELLIS GROUP INC     CL A             12497T101     3552   185000 SH       SOLE                        0        0   185000
CIT GROUP INC                  COM              125581108     4068   597400 SH       SOLE                        0        0   597400
DEVRY INC DEL                  COM              251893103    17448   325400 SH       SOLE                        0        0   325400
ENERGY CONVERSION DEVICES IN   COM              292659109    22762   309100 SH       SOLE                        0        0   309100
ENERSYS                        COM              29275Y102    15287   446600 SH       SOLE                        0        0   446600
FCSTONE GROUP INC              COM              31308T100    14035   502500 SH       SOLE                        0        0   502500
FIRST SOLAR INC                COM              336433107   103290   378600 SH       SOLE                        0        0   378600
GOLDMAN SACHS GROUP INC        COM              38141G104    24801   141800 SH       SOLE                        0        0   141800
GOOGLE INC                     CL A             38259P508    55116   104700 SH       SOLE                        0        0   104700
GREY WOLF INC                  COM              397888108     6080   673300 SH       SOLE                        0        0   673300
INVESCO LTD                    SHS              G491BT108     9731   405800 SH       SOLE                        0        0   405800
JONES LANG LASALLE INC         COM              48020Q107    28855   479400 SH       SOLE                        0        0   479400
JP MORGAN CHASE & CO           COM              46625H100    22298   649900 SH       SOLE                        0        0   649900
LEAP WIRELESS INTL INC         COM NEW          521863308    18412   426500 SH       SOLE                        0        0   426500
LEHMAN BROS HLDGS INC          COM              524908100    22379  1129700 SH       SOLE                        0        0  1129700
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    19520  1105300 SH       SOLE                        0        0  1105300
MASTERCARD INC                 CL A             57636Q104    14763    55600 SH       SOLE                        0        0    55600
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    15701   151700 SH       SOLE                        0        0   151700
MOBILE MINI INC                COM              60740F105    11462   573107 SH       SOLE                        0        0   573107
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    19643   256400 SH       SOLE                        0        0   256400
NORTEL NETWORKS CORP NEW       COM NEW          656568508    27446  3338900 SH       SOLE                        0        0  3338900
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    25353   854200 SH       SOLE                        0        0   854200
OWENS ILL INC                  COM NEW          690768403    13145   315300 SH       SOLE                        0        0   315300
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    31940  1278100 SH       SOLE                        0        0  1278100
POLARIS INDS INC               COM              731068102    22556   558600 SH       SOLE                        0        0   558600
PRECISION CASTPARTS CORP       COM              740189105    10967   113800 SH       SOLE                        0        0   113800
QUALCOMM INC                   COM              747525103    81863  1845000 SH       SOLE                        0        0  1845000
RENT A CTR INC NEW             COM              76009N100    17639   857500 SH       SOLE                        0        0   857500
RESEARCH IN MOTION LTD         COM              760975102    64587   552500 SH       SOLE                        0        0   552500
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    44548  2198800 SH       SOLE                        0        0  2198800
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203    30360  1118250 SH       SOLE                        0        0  1118250
SPDR TR                        UNIT SER 1       78462F103    71886   561700 SH       SOLE                        0        0   561700
STARENT NETWORKS CORP          COM              85528P108     8398   667600 SH       SOLE                        0        0   667600
SUNPOWER CORP                  COM CL A         867652109    22299   309800 SH       SOLE                        0        0   309800
SYBASE INC                     COM              871130100    11739   399000 SH       SOLE                        0        0   399000
UNITED STATES STL CORP NEW     COM              912909108    18589   100600 SH       SOLE                        0        0   100600
VISIONCHINA MEDIA INC          SPONS ADR        92833U103     9397   592100 SH       SOLE                        0        0   592100
WELLCARE HEALTH PLANS INC      COM              94946T106     9536   263800 SH       SOLE                        0        0   263800